Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 20, 2015	Dec. 31, 2014
The Investment Company of America - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class A (with sales charge)
Account Value	$ 28,815		$ 23,061		$ 17,946		$ 21,241		$ 16,991		$ 14,840	$ 11,916	$ 12,746			$ 10,645	$ 9,290		$ 9,426
The Investment Company of America - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class C (with sales charge)
Account Value	$ 28,733		22,995		17,895		21,338		17,198		15,134	12,247	13,202			11,116	9,776		10,000
The Investment Company of America - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class T (with sales charge)
Account Value	$ 25,461		20,326		15,777		18,629		14,869		12,953	10,380	11,076	$ 9,749
The Investment Company of America - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class F-1
Account Value	$ 30,334		24,292		18,917		22,404		17,933		15,671	12,595	13,483			11,274	9,847		10,000
The Investment Company of America Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class F-2
Account Value	$ 31,159		24,889		19,330		22,832		18,228		15,888	12,735	13,593			11,333	9,874		10,000
The Investment Company of America - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class F-3
Account Value	$ 26,763		21,352		16,566		19,550		15,592		13,573	10,869	11,591		$ 10,000
The Investment Company of America - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class 529-A (with sales charge)
Account Value	$ 29,311		23,464		18,268		21,633		17,311		15,128	12,154	13,011			10,877	9,501		9,651
The Investment Company of America - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class 529-C (with sales charge)
Account Value	$ 29,242		23,409		18,225		21,583		17,270		15,092	12,217	13,176			11,099	9,770		10,000
The Investment Company of America - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class 529-E
Account Value	$ 29,663		23,807		18,581		22,055		17,693		15,492	12,479	13,387			11,218	9,823		10,000
The Investment Company of America - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class 529-T (with sales charge)
Account Value	$ 25,353		20,251		15,727		18,581		14,839		12,934	10,370	11,072	9,749
The Investment Company of America - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class 529-F-1
Account Value	$ 30,984		24,765		19,251		22,759		18,180		15,852	12,710	13,570			11,320	9,867		10,000
The Investment Company of America - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class 529-F-2
Account Value	$ 19,589	$ 17,937	15,642	$ 14,080	12,148	$ 11,576	14,349	$ 13,082	11,456	$ 10,000
The Investment Company of America - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class 529-F-3
Account Value	$ 19,621	$ 17,966	15,664	$ 14,095	12,160	$ 11,585	14,358	$ 13,089	11,458	10,000
The Investment Company of America - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class R-1
Account Value	$ 28,253		22,788		17,867		21,314		17,182		15,121	12,241	13,195			11,113	9,778		10,000
The Investment Company of America - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class R-2
Account Value	$ 28,235		22,772		17,864		21,313		17,185		15,124	12,243	13,201			11,117	9,780		10,000
The Investment Company of America - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class R-2E
Account Value	$ 29,113		23,415		18,314		21,784		17,509		15,367	12,404	13,337			11,195	9,818		10,000
The Investment Company of America - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class R-3
Account Value	$ 29,513		23,697		18,507		21,978		17,644		15,459	12,458	13,374			11,212	9,821		10,000
The Investment Company of America - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class R-4
Account Value	$ 30,413		24,352		18,957		22,449		17,967		15,695	12,610	13,498			11,282	9,850		10,000
The Investment Company of America - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class R-5E
Account Value	$ 30,603		24,452		19,000		22,455		17,934		15,637	12,538	13,388			11,167		$ 10,000
The Investment Company of America - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class R-5
Account Value	$ 31,341		25,014		19,419		22,927		18,291		15,931	12,763	13,617			11,347	9,880		10,000
The Investment Company of America - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	The Investment Company of America — Class R-6
Account Value	$ 31,494		25,128		19,497		23,008		18,347		15,974	12,787	13,639			11,360	9,885		10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254		$ 27,399		$ 21,696		$ 26,494		$ 20,585	$ 10,000	$ 17,386	$ 13,223	$ 13,829	$ 10,000	$ 10,000	$ 11,351	$ 10,138	$ 10,000	$ 10,000